Long -Term Debt	12 Months Ended
Dec. 31, 2011
Long -Term Debt [Abstract]
Long -Term Debt
9.	Long-term debt:

	2011	2010
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	323,200	323,566
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	718,723
$150.0 million revolving credit facility	79,672	—
$291.2 million credit facility	202,026	—
$235.3 million credit facility	182,168	104,076
$53.0 million term loan credit facility	53,000	—
$15.0 million term loan	15,000	—
$150.0 million credit facility	—	—

Long-term debt	2,995,729	2,396,771
Current portion	(81,482)	—

	$2,914,247	$2,396,771

(a)	$1.3 billion revolving credit facility:

On August 8, 2005, the Company entered into a senior secured $1.3 billion credit facility (the $1.3 billion credit facility) which was later amended and restated on May 11, 2007.

Borrowings under this facility may be used to fund vessel acquisitions, to refinance vessels already acquired by the Company and for general corporate purposes. The maturity date of this facility is May 11, 2015.

The Company's obligations under the $1.3 billion revolving credit facility are secured by the following, among others:

•	First and second priority mortgages on 23 of the Company's vessels; and

•	First-priority assignment of earnings related to the above noted vessels, including time charter revenues, and a first-priority assignment of any insurance proceeds.

Until August 11, 2012, the Company is able to borrow up to $1.3 billion without providing additional collateral provided that the total outstanding balance remains below 70% of the market value of the vessels that are collateralized. Under these restrictions, as of December 31, 2011, the Company is unable to borrow the remaining $267.0 million under the facility. This restriction does not impact the repayment terms under the facility. In certain circumstances and for a certain period of time, even if the Company's loan to value ratio exceeds 70%, the Company can borrow under the facility to purchase additional vessels so long as the loan to value ratio does not exceed 80% (the Overadvance Loan). The vessels purchased will then become additional security under the facility.

Beginning on August 11, 2012, the maximum facility amount will be reduced by $32.5 million per quarter until May 11, 2014. The maximum facility amount will then be reduced by $65.0 million per quarter until its maturity date, when the outstanding loan balance will be due and payable. As we have not been able to draw the full amount of the facility, no amounts are due in 2012.

Interest is calculated at a rate of one month, two month, three month, or six month LIBOR plus 0.7% per annum, depending on the interest period selected by the Company. In the case of the Overadvance Loan, the interest rate is LIBOR plus 1.0% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 0.97% at December 31, 2011 (0.96% at December 31, 2010).

The Company is subject to a commitment fee of 0.2625% per annum calculated on the undrawn amounts under the facility.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. The Company is required to prepay a portion of the outstanding loans under certain circumstances, including the sale or loss of a vessel where the ratio of the loan to market value of the remaining collateral vessels exceeds a certain percentage. Amounts prepaid in accordance with these provisions may be reborrowed, subject to certain conditions.

(b)	$365.0 million revolving credit facility:

On May 19, 2006, the Company entered into a $365.0 million senior secured revolving credit facility agreement (the $365.0 million revolving credit facility) with certain lenders.

The $365.0 million revolving credit facility is divided into two Tranches:

(i)	Tranche A, in the maximum amount of $66.6 million ($70.8 million at December 31, 2010). The Company is using this tranche of the facility for general corporate purposes.

Beginning in March 2008, the amount available under Tranche A began to reduce semiannually by amounts ranging from 2.2% to 3.5% of the total amounts available until the maturity date, at which time Tranche A will terminate. A final payment of approximately 47% of the total amounts available is required upon maturity of the tranche on July 5, 2017.

(ii)	Tranche B, in the maximum amount of $258.2 million ($271.0 million at December 31, 2010)

Tranche B was used to partially fund the purchase of eight 2500 TEU vessels. Since the collateral vessels have all been delivered, the Company is using this tranche of the facility for general corporate purposes.

Beginning in March 2010, the principal amount borrowed under Tranche B began to reduce semiannually by amounts ranging from 2.1% to 3.3% of the total amounts available until the maturity date at which time Tranche B will terminate. A final payment of approximately 49% of the total amounts available is required upon maturity of the tranche on August 31, 2019.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.850% per annum, depending on the interest period selected by the Company, up to the sixth anniversary of the delivery date of the last delivered vessel in each Tranche and LIBOR plus 0.925% per annum thereafter. The weighted average rate of interest including the margin is 1.33% at December 31, 2011 (1.34% at December 31, 2010).

The Company is subject to a commitment fee of 0.3% per annum calculated on the undrawn amounts under the facility.

The Company may prepay all loans at any time without penalty, other than breakage costs in certain circumstances. Amounts that have been prepaid, may be reborrowed. We are required to prepay a portion of the outstanding loans under certain circumstances, including the sale or loss of a vessel if we do not substitute another vessel.

(c)	$218.4 million credit facility:

On October 16, 2006, the Company entered into a secured $218.4 million credit facility agreement (the $218.4 million credit facility).

The proceeds of the $218.4 million credit facility was used to fund the construction of the four 5100 TEU vessels.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.6% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 1.41% at December 31, 2011 (1.06% at December 31, 2010).

The Company is subject to a commitment fee of 0.3% per annum calculated on the undrawn amounts under the facility.

Beginning in June 2013, the principal amount borrowed under the facility will be reduced in eighteen semi-annual payments by amounts ranging from 2.7% to 3.3% of the total amounts available until the maturity date. A final repayment of approximately 45% of the amount borrowed is due on the maturity date on December 23, 2021.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel where the Company elects not to substitute another vessel.

(d)	$920.0 million revolving credit facility:

On August 8, 2007, the Company entered into a secured reducing revolving $920.0 million credit facility agreement (the $920.0 million revolving credit facility).

The proceeds of this facility may be used by the Company to partially fund the construction of two of the Company's 2500 TEU vessels, four of the Company's 4250 TEU vessels, and the Company's eight 8500 TEU vessels. After delivery of the vessels, the Company may use this facility for general corporate purposes.

The Company may borrow up to the lesser of $920.0 million and 65% of the vessel delivered costs (as defined in the credit agreement) provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantees for the vessels may not exceed $1,250,000 per vessel.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.5% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 1.02% at December 31, 2011 (0.79% at December 31, 2010). The $920.0 million revolving credit facility also requires payment of a commitment fee of 0.2% per annum calculated on the undrawn amounts under the facility. Prior to delivery of a vessel, interest and commitment fees associated with the loans for a vessel may be added to the outstanding loan balance.

Commencing on April 21, 2014, the facility will be reduced by eighteen consecutive semi-annual reductions in the amounts and on the dates set out in a schedule to the credit agreement, and on each such date the Company must prepay the amount of the outstanding loan that exceeds the amount of the reduced facility. The outstanding loans under the facility must be paid in full by the maturity date.

The maturity date for the $920.0 million revolving credit facility is December 31, 2022.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. Amounts prepaid voluntarily may be re-borrowed up to the amount of the facility, subject to the required reductions in the $920.0 million revolving credit facility. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel or the cancellation of a shipbuilding contract where the Company elects not to substitute another vessel within the time period and on the terms set out in the credit agreement. The Company may also remove a vessel from the facility upon prepayment of the relevant portion of the outstanding loans and substitute another vessel within the time period prescribed and on the terms set out in the $920.0 million revolving credit facility. Amounts prepaid in the circumstance of a sale, loss or removal of a vessel or cancellation of a shipbuilding contract may only be re-borrowed in certain limited circumstances.

(e)	$150.0 million revolving credit facility:

In September 2011, the Company, through one of its wholly-owned consolidated subsidiaries, entered into a $150.0 million non-recourse credit facility with certain lenders to fund the construction of a 13100 TEU vessel.

The facility is divided into two tranches:

(i)	Tranche A, in the maximum amount of $117.4 million. There are no repayments until the beginning of year eight. A final payment of approximately $28.7 million will be required upon maturity of the tranche in 2024.

(ii)	Tranche B, in the maximum amount of $32.6 million. There are no repayments until the beginning of year nine. A final payment of approximately $12.3 million will be required upon maturity of the tranche in 2024.

Interest, payable quarterly, is calculated at the LIBOR rate for the relevant three month period plus a margin of 0.99% for tranche A and 4.75% for tranche B. The weighted average rate of interest including the margin is 2.35% at December 31, 2011 (nil at December 31, 2010).

The Company is subject to a commitment fee of 1% per annum calculated on the undrawn amounts under the facility.

(f)	$291.2 million credit facility:

On March 17, 2008, the Company entered into a secured $291.2 million credit facility agreement (the $291.2 million credit facility). The proceeds of this facility are being used by the Company to partially fund the construction of two of the Company's 13100 TEU vessels.

Under the $291.2 million credit facility, the Company may borrow up to the lesser of $280.6 million and 80% of the vessel delivered costs provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantees for the vessels may not exceed $1,000,000 per vessel.

The facility has a term loan component of $232,960,000, which is divided into two tranches, and a revolving loan component of $58,240,000. One of the tranches of the term loan portion is guaranteed by the Export-Import Bank of Korea (KEXIM).

The Company can draw the term loans for a specified period of time following the scheduled delivery date of each vessel. After delivery of these vessels, the Company may use the revolving loan for general corporate purposes.

The maturity date for the revolving loan is the earlier of the twelfth anniversary of the delivery date of the last vessel and December 31, 2023 and the maturity date for the term loans is the earlier of the twelfth anniversary of the delivery date of the vessels to which those term loans relate and December 31, 2023.

Interest on the outstanding term loan tranches is calculated as the commercial interest reference rate of KEXIM plus 0.65% per annum for the first tranche and LIBOR plus 0.35% for the second tranche. Interest on the outstanding revolving loan is calculated as one month, two month, three month, or six month LIBOR plus 0.85% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 3.69% at December 31, 2011 (nil at December 31, 2010). The Company is subject to a commitment fee of 0.30% per annum on the undrawn amounts under the facility.

The Company may prepay the term loans on a repayment date without penalty, other than breakage costs and opportunity costs in certain circumstances. The Company may prepay the revolving loan on the last day of any interest period except that the Company is not permitted to prepay a certain portion of the revolving loan during the pre-delivery period. Amounts of the revolving loan that are prepaid voluntarily may be re-borrowed up to the amount of the revolving loan. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel, the cancellation of a shipbuilding contract or if the guarantee provided by KEXIM ceases to be valid for certain reasons and KEXIM determines that there has been or could be a material adverse effect on the Company's ability to perform its payment obligations. The Company may also remove a vessel from the facility upon prepayment of the relevant portion of the outstanding loans.

(g)	$235.3 million credit facility:

On March 31, 2008, the Company entered into a secured $235.3 million credit facility agreement (the $235.3 million credit facility). The proceeds of this facility are being used by the Company to partially fund the construction of two of the Company's 13100 TEU vessels.

Under the $235.3 million credit facility, the Company may borrow up to the lesser of $235.3 million and 65% of the vessel delivered costs provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantees for the vessels may not exceed $1,500,000 per vessel, except that it may be increased to $2,500,000 per vessel with the consent of the lender. The financing will be made available in two loans (the vessel loans). Each vessel loan has a maximum principal amount equal to the lesser of (i) $117,650,000, (ii) 65% of the vessel delivered costs relating to each vessel.

The Company can draw up to the maximum available loan for a specified period of time from the date of the signing of the agreement to the earlier of the delivery date of the 2nd vessel, the date following 210 days after the scheduled delivery date of the 2nd vessel, and February 6, 2012.

The facility is partly insured for both political and economic risks by the Korea Export Insurance Corporation (KEIC). For each vessel loan, KEIC will insure during the pre-delivery period the sum of the KEIC insurance premium plus 56% of the installments paid to the shipyards (the KEIC covered portion). The amount insured will not exceed $94.0 million per vessel on delivery and will reduce progressively down to zero at maturity during the post-delivery period.

The KEIC premium is, for each vessel, the KEIC covered portion multiplied by the KEIC Insurance Premium Rate divided by the difference between 1 minus the Insurance Premium Rate of 1.52%.

The Company must repay the loans over twenty-four semi-annual repayment dates. The first repayment date will be six months after the delivery date of the last vessel to be delivered.

The maturity date for the credit facility is the earlier of the twelfth anniversary of the delivery date of the last delivered vessel and February 6, 2024.

The $235.3 million credit facility requires payment of interest on the outstanding loan at a rate calculated as (i) in respect of the uncovered portion, 1% per annum plus one month, two month, three month, or six month LIBOR, depending on the interest period selected by the Company, and (ii) in respect of the KEIC covered portion, 0.7% per annum plus LIBOR. The weighted average rate of interest including the margin is 1.21% at December 31, 2011 (1.00% at December 31, 2010). The Company is subject to a commitment fee of 0.35% per annum calculated on the undrawn amounts under the facility.

The Company may prepay the loan in whole or from time to time in part on the last day of any period on which interest payable on a loan or an overdue amount is calculated. The Company may prepay all loans without penalty, other than breakage costs in certain circumstances. No amounts prepaid under the credit agreement may be re-borrowed. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel or the cancellation of a shipbuilding contract where the Company elects not to substitute another vessel within the time period and on the terms set out in the credit agreement or if the KEIC insurance policies (the "KEIC Insurance") cease to be valid or enforceable in any material respect other than in certain circumstances.

A prepayment must be in a minimum amount of $5,000,000 and then in increments of $1,000,000. The Company may also cancel the unutilized amount of the facility in whole or in part. Partial cancellation must be in a minimum amount of $5,000,000 and then in increments of $2,500,000.

(h)	$53.0 million credit facility:

On October 31, 2011, the Company entered into a secured $53.0 million credit facility agreement (the $53.0 million credit facility).

The proceeds of the $53.0 million credit facility was used to fund a 4250 TEU vessel.

Interest, payable quarterly, is calculated at the LIBOR rate for the relevant three month period plus a margin of 4%. The weighted average rate of interest including the margin is 4.43% at December 31, 2011 (nil at December 31, 2010).

The Company will repay the loan in separate repayment instalments with each repayment instalment to be made on the quarter day immediately after the drawdown date.

The maturity date for the $53.0 million credit facility is the earlier of the actual delivery date of the vessel and December 31, 2012.

(i)	$15.0 million term loan:

On August 8, 2011, the Company entered into three term loans of $5.0 million each (the $15.0 million term loan facility). The proceeds of the $15.0 million term loan were used to fund a portion of the construction cost of three 10000 TEU vessels.

The loans are non-interest bearing until the respective delivery dates of the vessels. Upon delivery of the respective vessels, the loans bear interest at 6% per annum, payable quarterly, and are repayable within three years. The Company has the option to extend the term of the loans by two years bearing interest at 7% per annum, payable quarterly.

The Company will repay the funding and other amounts outstanding on the third anniversary date of the delivery date and may prepay the funding in whole or in part at any time without bonus or penalty. The Company may also extend the repayment date to the date which is two years from the repayment date by delivering to the lender written notice of its intention to extend.

(j)	$150.0 million revolving credit facility:

On December 28, 2007, the Company entered into a secured reducing revolving $150.0 million credit facility (the $150.0 million revolving credit facility). During the year, the Company removed one of the two vessels under this facility and is therefore only able to borrow up to a maximum of $75.0 million or 65% of the vessel delivered costs.

The proceeds of this facility will be used by the Company to fund the construction of one of the Company's 13100 TEU vessels.

Under this facility, the Company may borrow up to the lesser of $150.0 million and 65% of the vessel delivered costs (as defined in the agreement) provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantee for the vessel may not exceed $2,500,000 per vessel. The facility will be proportionately reduced to the extent that the vessel is not delivered to the Company by November 27, 2012.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.8% per annum, depending on the interest period selected by the Company. At December 31, 2011, there were no amounts outstanding. The Company is subject to a commitment fee of 0.2% per annum calculated on the undrawn amounts under the facility.

Commencing on the earlier of six months after the delivery date of the vessel and October 27, 2012, the facility will reduce by eighteen consecutive semi-annual reductions in the amounts and on the dates set out in a schedule to the credit agreement, and on each such date the Company must prepay the amount of the outstanding loan that exceeds the amount of the reduced facility. Any outstanding loans under the facility must be paid in full by the maturity date.

The maturity date for the $150.0 million revolving credit facility is the earlier of the twelfth anniversary of the delivery date of the vessel delivered and October 17, 2023.

The Company may prepay the loans without penalty, other than breakage costs in certain circumstances. Amounts prepaid voluntarily may be re-borrowed up to the amount of the facility, subject to the required reductions in the facility. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel or the cancellation of a shipbuilding contract where the Company elects not to substitute another vessel within the time period and on the terms set out in the credit agreement. The Company may also remove a vessel from the facility upon prepayment of the relevant portion of the outstanding loans and substitute another vessel within the time period prescribed and on the terms set out in the $150.0 million revolving credit facility. Amounts prepaid in the circumstance of a sale, loss or removal of a Vessel or cancellation of a shipbuilding contract may only be re-borrowed in certain limited circumstances.

(k)	General:

The security for each of the Company's credit facilities, except for the $1.3 billion revolving credit facility and the $15.0 million term loan, which is described in note 9(a) and 9(i), includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;

•	An assignment of the Company's time charters and earnings related to the related collateral vessels;

•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;

•	An assignment of the Company's related shipbuilding contracts; and

•	A pledge of the related retention accounts.

Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events such as a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time) or termination of a shipbuilding contract. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels. In these circumstances, valuations of our vessels are conducted on a "without charter" basis as required under the relevant credit facility agreement.

Each credit facility contains financial covenants requiring the Company maintain minimum tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants.

(l)	Minimum repayments:

As at December 31, 2011, minimum repayments for the balances outstanding with respect to the credit facilities are as follows:

2012	$138,888
2013	158,871
2014	280,756
2015	800,961
2016	107,657
Thereafter	1,508,596

$2,995,729

The minimum repayments above are determined based on amounts outstanding at year end, pro-rated to reflect commitment reduction schedules for each related facility as if they were fully drawn. Actual repayments may differ from the amounts presented as repayment timing is impacted by the balance outstanding at each commitment reduction date.